GOODWILL AND INTANGIBLES - Estimated future amortization expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 2,373
2020	1,041
2021	483
2022	253
2023	$ 253